Revenue and Cost of Sales and Services (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Fuels	$ 118,698	$ 129,788	$ 125,528
Electricty and infrastructure services	125,623	122,340	112,038
Salaries and related expenses	6,097	5,822	5,305
Generation and operating expenses and outsourcing	6,509	6,432	6,119
Third party services	1,548	1,734	1,764
Other	1,040	1,020	912
Cost of sales and services	$ 259,515	267,136	251,666
As previously stated [member]
Statement Line Items [Line Items]
Fuels
Fuel, gas and lubricants		137,832	133,012
Electricty and infrastructure services
Capacity and energy purchases and transmission costs		50,973	57,310
Regulatory expenses		62,908	48,509
Salaries and related expenses		6,269	5,942
Generation and operating expenses and outsourcing
Third party services		2,670	2,890
Other		6,484	4,003
Cost of sales and services		267,136	251,666
Effect of restatements [member]
Statement Line Items [Line Items]
Fuels		129,788	125,528
Fuel, gas and lubricants		(137,832)	(133,012)
Electricty and infrastructure services		122,340	112,038
Capacity and energy purchases and transmission costs		(50,973)	(57,310)
Regulatory expenses		(62,908)	(48,509)
Salaries and related expenses		(447)	(637)
Generation and operating expenses and outsourcing		6,432	6,119
Third party services		(936)	(1,126)
Other		(5,464)	(3,091)
Cost of sales and services
Restated [member]
Statement Line Items [Line Items]
Fuels		129,788	125,528
Fuel, gas and lubricants
Electricty and infrastructure services		122,340	112,038
Capacity and energy purchases and transmission costs
Regulatory expenses
Salaries and related expenses		5,822	5,305
Generation and operating expenses and outsourcing		6,432	6,119
Third party services		1,734	1,764
Other		1,020	912
Cost of sales and services		$ 267,136	$ 251,666